THE NORTH COUNTRY EQUITY GROWTH FUND

Ticker: NCEGX

THE NORTH COUNTRY INTERMEDIATE BOND FUND

Ticker: NCBDX

each a series of

THE NORTH COUNTRY FUNDS (the “Trust”)

Supplement Dated September 30, 2019 to the Prospectus Dated March 30, 2019 (the “Prospectus”), as supplemented

The paragraph contained in the section entitled “MANAGEMENT,” with respect to the North Country Equity Growth Fund (the “Growth Fund”), on page 4 of the Prospectus is deleted in its entirely and replaced with the following:

North Country Investment Advisers, Inc. is the Growth Fund’s investment adviser. Adam M. Horowitz, Alina Kindron, and Frederick J. Schwerd serve as the Growth Fund’s co-portfolio managers. Mr. Horowitz, Portfolio Manager of the Adviser, has served as a portfolio manager of the Growth Fund since August 9, 2018. Alina Kindron, Assistant Vice President and Investment Officer of Glens Falls National Bank (“GFNB”) and Portfolio Manager of the Adviser, has served as a portfolio manager of the Growth Fund since May 27, 2019, and Mr. Schwerd, Portfolio Manager of the Adviser, has served as a portfolio manager of the Growth Fund since September 30, 2019.

The paragraph contained in the section entitled “MANAGEMENT,” with respect to The North Country Intermediate Bond Fund (the “Bond Fund”), on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

North Country Investment Advisers, Inc. is the Bond Fund’s investment adviser. Alina Kindron, Adam M. Horowitz, and Frederick J. Schwerd serve as the Bond Fund’s co-portfolio managers. Alina Kindron, Assistant Vice President and Investment Officer of GFNB and Portfolio Manager of the Adviser, has served as a portfolio manager of the Bond Fund since August 9, 2018. Mr. Horowitz, Portfolio Manager of the Adviser, has served as a portfolio manager of the Bond Fund since May 27, 2019, and Mr. Schwerd, Portfolio Manager of the Adviser, has served as a portfolio manager of the Bond Fund since September 30, 2019.

The following paragraph is added to the section entitled “PORTFOLIO MANAGERS” beginning on page 16 of the Prospectus:

Frederick J. Schwerd, a portfolio manager of the Bond Fund since September 30, 2019 and a portfolio manager of the Growth Fund since September 30, 2019 shares primary responsibility for the management and day-to-day implementation of the Bond Fund’s and the Growth Fund’s investment strategies. Mr. Schwerd, Portfolio Manager of the Adviser, has been employed with GFNB since 2019. Prior to joining GFNB, Mr. Schwerd managed short-term and intermediate-term multi-asset fixed income accounts for institutional and high net worth clients at The Ayco Company (a Goldman Sachs Company). Mr. Schwerd received a Bachelor of Arts degree from Hartwick College.

Please retain this supplement for future reference.

THE NORTH COUNTRY EQUITY GROWTH FUND

THE NORTH COUNTRY INTERMEDIATE BOND FUND

each a series of

THE NORTH COUNTRY FUNDS (the “Trust”)

Dated September 30, 2019 to the Statement of Additional Information

Dated March 30, 2019 (the “SAI”), as supplemented

The following paragraphs and tables are added to the section entitled “PORTFOLIO MANAGERS,” beginning on page 25:

Mr. Frederick J. Schwerd, is a co-portfolio manager of the Growth Fund and the Bond Fund. Mr. Schwerd shares responsibility for the day-to-day management of the Growth Fund and the Bond Fund. As of September 19, 2019, Mr. Schwerd was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	118	$186,628,985	0	0

Mr. Frederick J. Schwerd is compensated for his services by the Adviser and GFNB. Mr. Schwerd’s compensation consists of a fixed salary and an annual bonus based on the financial performance of Arrow Financial Corporation, the parent holding company of the Adviser and GFNB. His compensation is not based on the Funds’ pre- or after-tax performance nor is it based on the value of assets held in the Funds.

The following table shows the dollar range of equity securities beneficially owned by Mr. Schwerd in the Funds as of September 19, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
Frederick Schwerd	None

Please retain this supplement for future reference.